Tax Status	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan, Tax Status [Line Items]
Tax Status
6. Tax Status
The underlying pre-approved plan has received
an opinion letter from the Internal
Revenue Service (IRS)
dated November 14, 2022
,
stating
that
the
written
form
of
the
underlying
pre-approved
document
is
qualified under
Section 401 of
the IRC.
Any employer
adopting this
form of
the plan
will be
considered
to have a plan qualified
under Section 401 of the IRC, and, therefore, the related trust is tax-exempt. Once qualified, the
Plan is
required to
operate in
conformity with
the IRC
to maintain
its qualified
status. The
plan administrator
believes the
Plan is
being operated in
compliance with
the applicable
requirements of
the IRC and, therefore, believes the Plan is qualified and the related trust is tax exempt.
Accounting
principles
generally
accepted in
the
United
States require
plan management
to
evaluate tax
positions taken
by the
Plan and
recognize a
tax
liability if
the Plan
has taken
an uncertain
position that
more likely than not would not be sustained upon examination by the IRS. Plan management has analyzed
the
tax
positions
taken
by
the
Plan,
and
has
concluded
that
there
are
no
uncertain
positions
taken
or
expected to be taken. The Plan is subject to routine audits by taxing jurisdictions;
however, currently there
are no audits for any tax periods in progress.